Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Revenue
Summary of Changes in Deferred Revenue

The change in deferred revenue was as follows for the periods indicated:

	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Deferred revenue, beginning of period	$1,214,096	$930,436
Billings	2,255,811	4,781,924
Revenue recognized (prior year deferred revenue)	(861,496)	(930,436)
Revenue recognized (current year deferred revenue)	(1,286,173)	(3,567,828)
Deferred revenue, end of period	$1,322,238	$1,214,096